Production costs - Summary of Product Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Labour	$ 123,798	$ 99,680
Fuel	20,719	17,306
Reagents	47,134	48,669
Electricity	22,237	23,201
Mining contractors	58,700	45,364
Operating and maintenance supplies and services	135,733	129,565
Support costs	56,348	40,949
Royalties	79,402	51,813
Selling expenses	20,087	22,400
Production costs	$ 564,158	$ 478,947